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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05009
                                   -----------------------------------------

                    COLORADO BONDSHARES - A TAX-EXEMPT FUND
----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       1200 17TH STREET, SUITE 1000, DENVER, COLORADO       80202-5835
----------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)


FRED R. KELLY, JR. 1200 17TH STREET, SUITE 1000, DENVER, COLORADO 80202-5835
----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 303-572-6990
                                                   ----------------------

Date of fiscal year end: 09/30/2003
                        -----------------

Date of reporting period: 09/30/2003
                         ----------------


ITEM 1. REPORTS TO STOCKHOLDERS

(COLORADO BONDSHARES LOGO)

Dear Shareholder:                                              November 21, 2003

     Enclosed is the annual report containing the operating results for the fiscal year ended 09/30/03. While our performance in the fourth quarter 2002 was sub par, the three quarters of 2003, ending September 30th, were good enough to allow us to resume our performance leadership in our industry as we did prior to 2002. Our 6% return was quite competitive for that time period and we currently rank #1 in our category, according to Morningstar.

     A 1% upward interest rate adjustment affected the bond market in the third quarter. While some of the resulting price slide has since been recouped, several of our competitors experienced a $0.20 to $0.60 slide in the prices of their shares; ours was $0.06. We think this is yet another real world example of our resilience in down markets. Shareholders can use this as an approximate benchmark for what share prices may do in the future with similar interest rate increases.

     Shareholders will be receiving information from us in January. It will show some income subject to the alternative minimum tax, some out-of-state income, and a slight amount of taxable income and capital gain distribution. The first two items will be similar in size to last year, though, slightly more in dollar amount. The second two items approximate $5 and $8, respectively, for a shareholder having $100,000 with us. Using this standard, you can estimate the approximate effect on your investment.

     Thank you very much for your continued support. At a time when shareholders have lost confidence in many other publicly traded investments, we want you to know how much we sincerely value your loyalty. We work hard every day to place your interests first and to be worthy of that trust.

                                          Sincerely,

                                          /s/ Fred R. Kelly, Jr.
                                          Fred R. Kelly, Jr.
                                          Portfolio Manager

OFFICERS AND TRUSTEES
  GEORGE N. DONNELLY, CHAIRMAN OF THE BOARD
  OF TRUSTEES
  BRUCE G. ELY, TRUSTEE
  ANDREW B. SHAFFER, PRESIDENT, SECRETARY, TREASURER AND TRUSTEE
  FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
  FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
  FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
  SMITH HAYES FINANCIAL SERVICES CORPORATION

CUSTODIAN OF PORTFOLIO SECURITIES
  WELLS FARGO INVESTMENTS AND TRUST,
  WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
  FORTNER, BAYENS, LEVKULICH & CO., P.C.

LEGAL COUNSEL
  KUTAK ROCK

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES -- A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES -- A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



                          FEDERAL INCOME TAX INFORMATION
                                    (UNAUDITED)

   In early 2004, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

                       (FORTNER, BAYENS, LEVKULICH LOGO)

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
Colorado BondShares - A Tax-Exempt Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Colorado BondShares, A Tax-Exempt Fund, as of September 30, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                        FORTNER, BAYENS, LEVKULICH AND CO., P.C.

Denver, Colorado
October 10, 2003

Denver Place-Plaza Tower - 1099 18th Street - Suite 2900 - Denver, CO 80202-1929
                        303/296-6033 - FAX 303/296-8553
           Certified Public Accountants - A Professional Corporation

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                                COLORADO MUNICIPAL BONDS -- 55.6%
   200,000    Academy Water and Sanitation District G.O. Series 1995, 6.50%-7.10%
                due 11/15/2003-05.................................................        208,000
 2,175,000    Antelope Heights Metropolitan District (Town of Parker) G.O. Series
                2003, 8.00% due 12/1/2023.........................................      2,175,000
   125,000    Arapahoe Water and Sanitation District G.O. Refunding and
                Improvement Series 1986, 8.50% due 12/1/2005 (b)..................        135,849
   100,000    Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70%
                due 12/1/2003.....................................................        100,667
    30,000    Arrowhead Metropolitan District G.O. Improvement Series 1995A, 6.10%
                due 12/1/2003.....................................................         30,212
   950,000    Aurora Multifamily Housing Revenue (River Falls Project) Series
                1999A, 5.70% due 7/1/2029.........................................        939,788
   306,040    Aurora Centretech Metropolitan District G.O. Refunding and
                Improvement Series 1994, 6.00% due 12/1/2023 (b)..................        489,493
   700,000    Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due
                10/1/2018.........................................................        676,109
 1,295,000    Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995,
                8.50% due 11/15/2015 (b)..........................................      1,453,223
 5,215,000    Belle Creek Metropolitan District No. 1 G.O. Ltd. Tax Series 2000,
                8.00% due 12/1/2020...............................................      5,391,789
   200,000    Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                12/1/2003-04......................................................        203,644
 2,250,000    Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due
                12/1/2021.........................................................      1,957,320
 1,115,000    Boulder County Multifamily Refunding and Improvement Revenue
                (Thistle Community Housing Project) Series 1999, 6.00%-7.375% due
                6/1/2011-19.......................................................      1,040,052
 6,830,000    Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange
                Series 2001A & B, 8.00% due 12/1/2019-22..........................      6,884,709
 6,000,000    Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00%
                due 12/1/2022.....................................................      6,078,060
 4,750,000    Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due
                12/01/2028........................................................      4,750,000
    25,000    Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008.....         29,796

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
   565,000    Castle Rock (Town of) LID Series 1988-2D Special Assessment,
                9.25%-10.375% due 12/1/2008 (i)...................................         40,963
   165,000    Central City (City of) Excise Tax Revenue Refunding Series 1996,
                6.20%-6.60% due 12/1/2006-11......................................        119,247
 2,350,000    Central Platte Valley Metropolitan District Special Obligation
                Revenue Series 1998, 7.00% due 12/1/2017 (b)......................      2,728,021
 2,009,520    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)........         12,560
 2,008,335    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i).........      1,207,511
 6,465,662    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)........................         40,410
 3,740,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019.........      4,051,766
   920,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025...        959,542
 1,225,000    Colorado Educational & Cultural Facilities Authority Private School
                Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due
                6/1/2022..........................................................      1,232,154
   675,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Elbert County) Series 2000, 8.00% due 6/1/2004-10........        672,854
 2,115,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Belle Creek Charter School Project) Series 2002A, 7.625%
                due 3/15/2032.....................................................      2,125,469
   520,000    Colorado Health Facilities Authority Zero Coupon Retirement Housing
                Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97%
                due 7/15/2020 (b)(d)..............................................        229,154
   470,000    Colorado Postsecondary Educational Facilities Authority Revenue
                (National Technological University Project) Series 1993, 7.375%
                due 12/1/2010 (b).................................................        506,514
   685,000    Colorado Postsecondary Educational Facilities Authority Revenue
                (National Technological University Project) Series 1993, 7.75% due
                12/1/2010.........................................................        693,994
   710,000    Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due
                12/1/2014 (h)(i)..................................................        402,847
 2,455,000    Conservatory Metropolitan District G.O. Series 2003, 7.50% due
                12/1/2027.........................................................      2,455,000
   365,000    Cordillera Metropolitan District G.O. Series 1994A, 8.00% due
                12/1/2009 (b).....................................................        398,065
   475,000    Cordillera Metropolitan District G.O. Series 1994, 8.25% due
                12/1/2013 (b).....................................................        519,346

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
 1,025,000    Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due
                12/15/2017........................................................      1,036,644
 3,500,000    Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series
                1999A, 8.00% due 12/15/2017 (h)...................................      3,500,140
 2,250,000    Cottonwood Water and Sanitation District Refunding Series 1996A,
                7.60% due 12/1/2012...............................................      2,389,545
19,098,288    Cottonwood Water and Sanitation District Capital Appreciation
                Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)......      3,808,963
    85,000    Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.35% due
                12/1/2003.........................................................         85,711
 1,865,000    Denver (City and County of) Subordinate Multifamily Housing Revenue
                (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032.....      1,803,959
12,795,000    Denver (City and County of) Special Facilities Airport Revenue
                (United Airlines Project) Series 1992A, 6.875% due 10/1/2032
                (a)...............................................................      5,181,975
   775,000    Denver West Metropolitan District Series 1997B, 5.70% due
                12/1/2017.........................................................        787,958
   435,000    Eagle Riverview Affordable Housing Corporation Multifamily Housing
                Project Revenue Series 1999B, 7.00% due 7/1/2029..................        400,578
    90,000    El Paso County LID 85-2 Special Assessment Refunding Series 1988,
                8.875%-9.00%, due 9/1/2000 (a)....................................          9,000
   100,000    El Paso County School District No. 2- Harrison G.O. Improvement
                Series 1994, 7.10% due 12/1/2004..................................        106,781
   500,000    El Paso County School District No. 20 G.O. Refunding Series 1993A,
                Zero Coupon, 6.10% due 6/15/2008 (d)..............................        441,200
   276,112    Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series
                1999A, 7.50% due 4/5/2018.........................................        276,112
   155,000    Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A,
                8.50% due 12/15/2015 (a)..........................................         62,388
 1,900,000    Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due
                12/1/2021.........................................................      1,902,280
 4,550,000    Fronterra Village Metropolitan District No. 2 G.O. Series 2003,
                8.00% due 12/1/2023...............................................      4,558,235
   500,000    Galleria Metropolitan District G.O. Series 1999, 7.25% due
                12/1/2019.........................................................        521,735
 1,960,000    Gateway Village GID G.O. Refunding and Improvement Series 1998,
                6.00% due 12/1/2018...............................................      1,869,781
   985,000    Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due
                6/1/2019..........................................................        982,084

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
 5,750,000    Grand Elk Ranch G.I.D. Ltd. Tax G.O. Series 2003, 8.00% due
                12/1/2023.........................................................      5,750,000
   300,000    Grand Junction (City of) Downtown Development Authority Tax
                Increment Revenue Series 1996, 5.55%-5.65% due 11/15/2004-05......        307,034
   825,000    Greatrock North Water and Sanitation District Ltd. Tax G.O. Series
                1998, 8.00% due 12/1/2017.........................................        830,198
   625,000    Hamilton Creek Metropolitan District Series 1990, 0.00% due
                12/1/2004 (a)(g)(i)...............................................        581,500
   335,000    Idledale Colorado Fire Protection District G.O. Series 1993,
                5.20%-5.80% due 12/15/2003-07.....................................        337,079
   250,000    Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009....        252,453
 1,180,000    Littleton (The) Riverfront Authority Tax Increment Revenue Refunding
                Series 1999A-1, 8.00% due 12/1/2008...............................      1,199,671
 6,245,000    Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O.
                Ltd. Tax Series 2003, 7.80% due 12/1/2027.........................      6,245,000
 2,345,000    Moffat County Pollution Control Revenue Tri-State Generation and
                Transmission Series 1984, 1.20% due 7/1/2010 (h)..................      2,345,000
   120,000    North Jeffco Park and Recreation District Golf Course Revenue Series
                1994, 6.00%-6.10% due 12/1/2003-04................................        121,438
 1,400,000    North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00%
                due 12/1/2020.....................................................      1,015,000
 2,800,000    North Range Village Metropolitan District G.O. Ltd. Tax Series 2000,
                8.00% due 12/1/2020...............................................      2,879,212
 1,365,000    North Range Village Metropolitan District G.O. Ltd. Tax Series 2001,
                4.9%-8.5% due 12/1/2021 (h).......................................      1,367,075
    30,000    Otero County Swink School District No. 33 G.O. Building Series 1994,
                8.40% due 12/15/2003..............................................         30,464
 1,760,000    Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due
                12/1/2017 (b).....................................................      2,051,139
 4,465,000    Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due
                12/1/2019 (b).....................................................      5,618,801
 6,075,000    Rendezvous Residential Metropolitan District G.O. Ltd. Tax Series
                2002, 8.00% due 12/1/2021.........................................      6,075,000
   156,142    Roxborough Village Metropolitan District Series 1993A, 9.00% due
                12/31/2016 (i)....................................................        133,502

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
   339,315    Roxborough Village Metropolitan District Series 1993B, principal
                only, 0.00% due 12/31/2021 (e)(i).................................         22,056
   906,622    Roxborough Village Metropolitan District Series 1993C, 9.84% due
                12/31/2032 (d)(i).................................................          9,066
    58,916    Roxborough Village Metropolitan District Series 2003B, interest
                only, 9.00% due 12/31/2032 (f)(i).................................            589
   367,251    Roxborough Village Metropolitan District Series 1993B, interest
                only, 10.41% due 12/31/2042 (f)(i)................................          3,673
 2,195,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125%
                due 12/1/2016.....................................................      2,370,600
   940,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625%
                due 12/1/2017.....................................................        958,386
 1,495,000    City of Sheridan Colorado G. O. Series 1997A, 7.50% due 12/1/2016...      1,561,318
12,105,000    Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00%
                due 12/1/2004-12 (d)..............................................      8,235,580
 1,000,000    Southpark Metropolitan District G.O. Refunding Series 1996, 6.60%
                due 12/1/2013.....................................................      1,054,600
    25,000    Southwest Commons Improvement District G.O. Series 1987, 9.25% due
                12/15/2006........................................................         25,574
 1,960,000    Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998,
                7.75% due 6/1/2018................................................      1,954,590
 3,315,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                2001A, 8.00% due 12/1/2019........................................      3,305,486
 3,315,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                2001B, 8.00% due 12/1/2021........................................      3,304,989
 5,295,000    Tabernash Meadows Water and Sanitation District G.O. Series 2000,
                8.40% due 6/1/2020................................................      4,500,750
 1,780,000    Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                1997, 8.00% due 6/1/2017 (b)......................................      2,120,176
   975,000    Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                1999, 7.50% due 12/1/2018 (b).....................................      1,151,309
                                                                                     ------------
              Total Colorado Municipal Bonds (cost $150,128,316)..................   $148,382,505
                                                                                     ------------

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                         COLORADO CERTIFICATES OF PARTICIPATION -- 0.3%
   155,000    Arapahoe County Recreation District Refunding Certificates of
                Participation Series 1996, 5.00%-5.20% due 12/1/2004-06...........        162,690
   600,000    Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due
                12/1/2019.........................................................        602,700
   145,000    Park School District R-3 Certificates of Participation Series 1995
                and 1996, 5.35%-5.45% due 6/1/2004-05.............................        145,963
                                                                                     ------------
              Total Colorado Certificates of Participation Bonds (cost
                $827,330).........................................................   $    911,353
                                                                                     ------------

                                 OTHER MUNICIPAL BONDS -- 32.5%
 2,500,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue Senior (Heritage Apts. at Arcadia) Series 2003G,
                6.40% due 12/1/2041...............................................      2,500,000
 6,800,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (The Oaks Apartments at Sunset Project) Series
                1999 II, 6.00% due 6/1/2036.......................................      6,800,000
 4,545,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (Chesapeake Bay Apartments Project) Series 1999
                HH, 6.00% due 6/1/2032............................................      4,545,000
 7,665,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (San Luis Bay Village Apartments Project) Series
                1999 TT, 6.25% due 9/1/2036.......................................      7,665,000
 6,050,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (Heritage at Glendale City Apartments Project)
                Junior Subordinate Series 2002 NN-3, PP-3, 5.250% due 12/1/2006...      6,050,000
 9,400,000    Canton Georgia Housing Authority Multifamily Revenue (Peaks at Bells
                Ferry Apartments Project) Series 2002A & Subordinate B, 6.30% due
                12/1/2035.........................................................      9,400,000
 4,453,000    City of San Jose Multifamily Housing Revenue (Hacienda Villa Creek
                Senior Apartments Project) Senior Series G-1, 6.40% due
                12/1/2034.........................................................      4,453,000
 5,540,000    County of El Paso Housing Finance Corporation Multifamily Housing
                Revenue (San Jose, Ltd. Project) Series 1999A & B, 6.00%-6.10% due
                8/1/2031..........................................................      5,540,000
   525,000    Lisbon (City of) North Dakota Industrial Revenue Series 2002C,
                (Harvest Board LLC) 15.00% due 4/1/2005 (a).......................        336,000
 4,500,000    Lisbon (City of) North Dakota Industrial Revenue Series 2001A,
                (Harvest Board LLC) 15.00% due 4/1/2011 (a).......................      2,880,000

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                              OTHER MUNICIPAL BONDS -- (CONTINUED)
 9,750,000    Maricopa County Arizona Multifamily Revenue (Rancho Del Sol
                Apartments) Series 2002A, Subordinate Series B & Junior
                Subordinate Series C, 6.40% due 12/1/2024-35......................      9,750,000
 5,000,000    Newman Capital Trust II Series 2001-1 (California) Subordinate Class
                B Certificates, 9.75% due 4/1/2032................................      5,000,000
   420,000    Sandoval County New Mexico Project Revenue Tournament Soccer Complex
                Series 1997, 7.50% due 8/15/2006..................................        410,760
 8,085,000    Speedway Indiana Multifamily Economic Development Revenue (Hermitage
                Apartments Project) Series 1999, 6.00% due 5/1/2031...............      8,085,000
   450,000    Texas State Department Housing & Community Affairs Multifamily
                Revenue (Reading Road Apartments), Series A & B 2003, 6.75% due
                7/1/2036..........................................................        450,000
 9,500,000    Travis County Texas Multifamily Finance Corporation Revenue (Eagles
                Landing Apartments) Series 2002A & Subordinate Series 2002B, 6.25%
                due 12/1/2035.....................................................      9,500,000
 1,280,000    Uinta County Wyoming School District No. 6 Series 2002, 2.50%-3.00%
                due 12/1/2003-04..................................................      1,280,867
 2,300,000    Utah Housing Corporation Multifamily Housing Mortgage Revenue
                (Layton Pointe Apt. Project) Series 2002, 6.5% due 6/1/2035.......      2,300,000
                                                                                     ------------
              Total Other Municipal Bonds (cost $88,763,000)......................   $ 86,945,627
                                                                                     ------------
              TOTAL INVESTMENTS, AT VALUE (COST $239,718,646)*............   88.4%    236,239,485
              OTHER ASSETS NET OF LIABILITIES.............................   11.6      30,967,346
                                                                            ------   ------------
              NET ASSETS..................................................  100.0%   $267,206,831
                                                                            ======   ============

---------------

 *   Tax cost basis approximates book cost basis.

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2003. Income on this security is derived from the cash flow of the issuer.

(h)  Represents current interest rate for a variable/step rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount of restructured securities approximates $14,211,763 and a market value of $2,454,677 or 1.0% of net assets, respectively, as of September 30, 2003.

     The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

     G.O. -- General Obligation
     GID -- General Improvement District
     LID -- Local Improvement District
     Ltd. -- Limited

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                  ASSETS
Investments, at value (cost $239,718,646)...................  $236,239,485
  -- see accompanying statement
Cash........................................................    25,130,748
Interest receivable.........................................     5,829,579
Shares of beneficial interest sold..........................       824,404
                                                              ------------
TOTAL ASSETS................................................   268,024,216
                                                              ------------

                               LIABILITIES
Payables and other liabilities:
  Dividends payable.........................................       625,078
  Shares of beneficial interest redeemed....................        40,074
  Accrued expenses..........................................       152,233
                                                              ------------
TOTAL LIABILITIES...........................................       817,385
                                                              ------------
NET ASSETS..................................................  $267,206,831
                                                              ============
COMPOSITION OF NET ASSETS
Paid-in capital.............................................  $270,651,693
Distributable earnings......................................        34,299
Net unrealized depreciation of investments (note 3).........    (3,479,161)
                                                              ------------
NET ASSETS..................................................  $267,206,831
                                                              ============
NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
  (based on 28,834,061 shares of beneficial interest
  outstanding)..............................................  $       9.27
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus sales charge of 4.75% of offering
  price)....................................................  $       9.73
                                                              ============

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
                    FOR FISCAL YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest..................................................  $16,834,388
                                                              -----------
EXPENSES:
  Management fees (note 4)..................................    1,191,444
  Bank fees (note 5)........................................        4,452
  Custodian fees (note 5)...................................       69,818
  Legal and auditing fees...................................      126,748
  Portfolio pricing fees (note 5)...........................       18,719
  Registration fees.........................................        7,668
  Shareholders' reports.....................................       40,897
  Transfer agency expenses (note 4).........................       86,650
  Trustees' fees............................................        1,445
  Other.....................................................        2,002
                                                              -----------
          TOTAL EXPENSES....................................    1,549,843
Earnings credits on cash balances (note 5)..................      (92,989)
                                                              -----------
          NET EXPENSES......................................    1,456,854
                                                              -----------
NET INVESTMENT INCOME.......................................   15,377,534
                                                              -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Realized net gain on investments..........................       79,914
  Change in net unrealized (depreciation) on investments....   (1,572,190)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS).....................   (1,492,276)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $13,885,258
                                                              ===========

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FISCAL YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------

                                                                  2003           2002
                                                              ------------   ------------
FROM INVESTMENT ACTIVITIES:
  Net investment income.....................................  $ 15,377,534   $ 10,656,026
  Realized net gain on investments..........................        79,914        120,313
  Change in unrealized (depreciation) on investments........    (1,572,190)    (1,150,841)
                                                              ------------   ------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS......................................    13,885,258      9,625,498
                                                              ------------   ------------
  DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME......   (15,377,534)   (10,656,026)
                                                              ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares..............................    84,737,048     73,956,913
  Dividends reinvested......................................     9,133,079      6,157,239
  Payments for shares redeemed..............................   (26,222,421)   (16,552,606)
                                                              ------------   ------------
          INCREASE IN NET ASSETS DERIVED FROM BENEFICIAL
            INTEREST TRANSACTIONS...........................    67,647,706     63,561,546
                                                              ------------   ------------
          NET INCREASE IN NET ASSETS........................    66,155,430     62,531,018
NET ASSETS
  Beginning of period.......................................   201,051,401    138,520,383
                                                              ------------   ------------
  End of period.............................................  $267,206,831   $201,051,401
                                                              ============   ============

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR FISCAL YEARS ENDED SEPTEMBER 30,
                                                 ---------------------------------------------------
                                                   2003        2002       2001      2000      1999
                                                 --------    --------   --------   -------   -------
PER SHARE OPERATING DATA:
Net Asset Value, beginning of period...........  $   9.33    $   9.39   $   9.35   $  9.42   $  9.64
                                                 --------    --------   --------   -------   -------
Net investment income..........................      0.60        0.59       0.68      0.68      0.56
Net realized and unrealized gain (loss) on
  investments..................................     (0.06)      (0.06)      0.04     (0.07)    (0.22)
                                                 --------    --------   --------   -------   -------
Increase from investment operations............      0.54        0.53       0.72      0.61      0.34
Dividends from net investment income...........     (0.60)      (0.59)     (0.68)    (0.68)    (0.56)
                                                 --------    --------   --------   -------   -------
Net increase (decrease) in net asset value.....     (0.06)      (0.06)      0.04     (0.07)    (0.22)
                                                 --------    --------   --------   -------   -------
Net Asset Value, end of period.................  $   9.27    $   9.33   $   9.39   $  9.35   $  9.42
                                                 ========    ========   ========   =======   =======
TOTAL RETURN, AT NET ASSET VALUE(1)............      5.96%       5.90%      7.79%     6.76%     3.64%
                                                 ========    ========   ========   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net investment income........................      6.46%       6.77%      7.14%     7.18%     5.96%
  Total expenses...............................      0.65%       0.64%      0.66%     0.81%     0.73%
  Net expenses.................................      0.61%       0.59%      0.60%     0.73%     0.64%
Net assets, end of period (000s)...............  $267,207    $201,051   $138,520   $96,993   $84,142
                                                 ========    ========   ========   =======   =======
Ratios to average net assets:
  Portfolio turnover rate(2)...................      4.65%       6.03%      7.91%    18.11%    21.95%
                                                 ========    ========   ========   =======   =======

---------------

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended September 30, 2003 were $38,628,147 and $6,494,521, respectively.

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Colorado BondShares -- A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end investment company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

  (a)  INVESTMENT VALUATION

     The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the "market price" so determined is not reflective of the true "fair value" or realizable value of these securities, the securities are valued at "fair value" as determined in good faith by the Fund's Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  (b)  INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 2003 distributable earnings of $34,299 consisted of ordinary income $12,957 and long-term capital gains $21,342.

  (c)  OTHER/SECURITY CREDIT RISK

     Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non rated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued, approximates $27,165,182 and a market value of $9,103,833 or 3.41% of net assets, as of September 30, 2003.

  (d)  USES OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)  SHARES OF BENEFICIAL INTEREST

     The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for fiscal years ended September 30, were as follows:

                                                                2003         2002
                                                             ----------   ----------
Shares sold................................................   9,131,780    7,913,179
Dividends reinvested.......................................     984,201      658,286
                                                             ----------   ----------
                                                             10,115,981    8,571,465
Shares redeemed............................................  (2,831,508)  (1,770,703)
                                                             ----------   ----------
NET INCREASE IN SHARES OUTSTANDING.........................   7,284,473    6,800,762
                                                             ==========   ==========

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

(3)  UNREALIZED GAINS AND LOSSES

     At September 30, 2003, the net unrealized depreciation on investments of $3,479,161 was comprised of gross appreciation of $5,125,399 and gross depreciation of $8,604,560.

(4)  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2003. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)  EARNINGS CREDITS ON CASH BALANCES

     Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund's custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $69,818, Wells Fargo Bank service fees of $4,452 and pricing fees of $18,719 for services provided by Standard and Poor's, a division of The McGraw-Hill Companies.

                                          (Colorado Bondshares LOGO and Address)

ITEM 2. CODE OF ETHICS

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee of the board of directors is composed of individuals who, in the aggregate, possess audit experience, experience evaluating audits and experience evaluating financial statements; no single individual, however, appears to meet all of the independence and the financial training/experience qualifications outlined in the instructions. In addition, the nature of the fund is such that the principal (and possibly the sole) accounting issue subject to any degree of interpretation is the valuation of the investments held by the fund. With respect to this issue, the fund's outside auditors (who review all relevant information, including valuations provided by outside experts) are capable of serving as an adequate check on the valuations used by the fund.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing. Registrant does not employ professional accountants for audit purposes other than the independent auditors as disclosed in the annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colorado BondShares A Tax-Exempt Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Andrew B. Shaffer
                         -------------------------------------------------------
                          Andrew B. Shaffer
                          President and Secretary

Date: December 9, 2003
     ---------------------------------------------------------------------------